Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill	$ 173,936	$ 173,936
Accumulated impairment loss	(76,883)	(76,883)
Balance at end of period	97,053	97,053	$ 97,053	$ 14,616
Beverage Solutions
Goodwill
Goodwill	173,936	173,936
Accumulated impairment loss	(76,883)	(76,883)
Balance at end of period	$ 97,053	$ 97,053	$ 97,053	$ 14,616